Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Maturities of Operating Lease Liabilities
Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of December 31, 2021 are as follows:

	Operating Leases	Finance Leases
	(In thousands)
2022	$3,046	$258
2023	3,064	81
2024	3,121	18
2025	2,444	—
2026	2,631	—
Thereafter	9,647	—
Total payments	$23,953	$357
Less:
Imputed interest/present value discount	(8,570)	(20)
Present value of lease liabilities	$15,383	$337

Maturities of Finance Lease Liabilities
Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of December 31, 2021 are as follows:

	Operating Leases	Finance Leases
	(In thousands)
2022	$3,046	$258
2023	3,064	81
2024	3,121	18
2025	2,444	—
2026	2,631	—
Thereafter	9,647	—
Total payments	$23,953	$357
Less:
Imputed interest/present value discount	(8,570)	(20)
Present value of lease liabilities	$15,383	$337

Purchase Commitments	The purchase commitments as of December 31, 2021 are as follows:

	Payments Due by Periods
Commitments and obligations	Less than 1 year (remaining)	1 – 3 years	3 – 5 years	More than 5 years	Total
	(In thousands)
Purchase commitments	$20,948	$27,500	$—	$—	$48,448